Schedule of Fair Value Derivative Liability (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total Fair Value	$ 18,703,327	$ 29,886,662
CD1 Note [Member]
Short-Term Debt [Line Items]
Total Fair Value	5,244,757	5,537,360
RCD Note [Member]
Short-Term Debt [Line Items]
Total Fair Value		10,285,777
CD2 Note [Member]
Short-Term Debt [Line Items]
Total Fair Value	$ 13,458,570	$ 14,063,525